UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1.	Report to Shareholders.

The Select Sector SPDR Trust
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.sectorspdrs.com ), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
Semi-Annual Report

March 31, 2019

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca.
Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:
The Communication Services Select Sector SPDR Fund	XLC
The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Real Estate Select Sector SPDR Fund	XLRE
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.
† S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

TABLE OF CONTENTS (Unaudited)

The Communication Services Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2019

Description	Market Value	% of Net Assets
Facebook, Inc. Class A	974,460,906	18.4%
Alphabet, Inc. Class C	637,119,063	12.0
Alphabet, Inc. Class A	622,404,161	11.8
Walt Disney Co.	274,784,620	5.2
Activision Blizzard, Inc.	260,306,711	4.9
TOTAL	2,769,075,461	52.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2019

Description	Market Value	% of Net Assets
Amazon.com, Inc.	3,038,141,136	23.9%
Home Depot, Inc.	1,254,481,067	9.9
McDonald's Corp.	841,165,658	6.6
NIKE, Inc. Class B	613,512,713	4.8
Starbucks Corp.	535,076,721	4.2
TOTAL	6,282,377,295	49.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2019

Description	Market Value	% of Net Assets
Procter & Gamble Co.	1,615,516,405	14.9%
Coca-Cola Co.	1,119,108,505	10.3
PepsiCo, Inc.	1,068,429,503	9.9
Walmart, Inc.	861,731,679	8.0
Mondelez International, Inc. Class A	495,426,797	4.6
TOTAL	5,160,212,889	47.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2019

Description	Market Value	% of Net Assets
Exxon Mobil Corp.	3,105,786,279	22.5%
Chevron Corp.	2,657,780,952	19.3
ConocoPhillips	859,740,075	6.2
EOG Resources, Inc.	632,703,625	4.6
Schlumberger, Ltd.	627,007,330	4.5
TOTAL	7,883,018,261	57.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2019

Description	Market Value	% of Net Assets
Berkshire Hathaway, Inc. Class B	2,844,664,274	13.0%
JPMorgan Chase & Co.	2,413,639,139	11.0
Bank of America Corp.	1,804,719,591	8.3
Wells Fargo & Co.	1,440,721,877	6.6
Citigroup, Inc.	1,065,256,238	4.9
TOTAL	9,569,001,119	43.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2019

Description	Market Value	% of Net Assets
Johnson & Johnson	2,097,506,174	10.8%
UnitedHealth Group, Inc.	1,336,760,502	6.9
Pfizer, Inc.	1,328,464,700	6.8
Merck & Co., Inc.	1,209,557,029	6.2
Abbott Laboratories	791,055,303	4.1
TOTAL	6,763,343,708	34.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2019

Description	Market Value	% of Net Assets
Boeing Co.	917,191,901	9.0%
Union Pacific Corp.	552,631,112	5.4
3M Co.	547,317,246	5.3
Honeywell International, Inc.	529,912,860	5.2
United Technologies Corp.	478,262,714	4.7
TOTAL	3,025,315,833	29.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2019

Description	Market Value	% of Net Assets
DowDuPont, Inc.	790,894,259	19.3%
Linde PLC	637,877,142	15.5
Ecolab, Inc.	294,247,692	7.2
Air Products & Chemicals, Inc.	275,953,240	6.7
Sherwin-Williams Co.	187,339,037	4.6
TOTAL	2,186,311,370	53.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2019

Description	Market Value	% of Net Assets
American Tower Corp. REIT	365,947,317	11.9%
Simon Property Group, Inc. REIT	236,991,254	7.7
Crown Castle International Corp. REIT	223,932,800	7.3
Prologis, Inc. REIT	190,938,751	6.2
Equinix, Inc. REIT	158,968,528	5.2
TOTAL	1,176,778,650	38.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2019

Description	Market Value	% of Net Assets
Microsoft Corp.	3,521,268,416	18.0%
Apple, Inc.	3,311,198,333	17.0
Visa, Inc. Class A	1,063,763,545	5.5
Intel Corp.	939,752,255	4.8
Cisco Systems, Inc.	924,872,780	4.7
TOTAL	9,760,855,329	50.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2019

Description	Market Value	% of Net Assets
NextEra Energy, Inc.	1,096,949,683	11.7%
Duke Energy Corp.	776,447,010	8.3
Dominion Energy, Inc.	727,130,526	7.8
Southern Co.	634,459,597	6.8
Exelon Corp.	576,874,484	6.2
TOTAL	3,811,861,300	40.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.1%
AT&T, Inc.	8,020,286	$ 251,516,169
CenturyLink, Inc.	7,189,424	86,201,194
Verizon Communications, Inc.	4,250,587	251,337,209
		589,054,572
ENTERTAINMENT — 22.1%
Activision Blizzard, Inc.	5,717,257	260,306,711
Electronic Arts, Inc. (a)	2,264,934	230,185,242
Netflix, Inc. (a)	687,318	245,070,106
Take-Two Interactive Software, Inc. (a)	855,476	80,731,270
Viacom, Inc. Class B	2,673,467	75,044,219
Walt Disney Co.	2,474,868	274,784,620
		1,166,122,168
INTERACTIVE MEDIA & SERVICES — 46.4%
Alphabet, Inc. Class A (a)	528,855	622,404,161
Alphabet, Inc. Class C (a)	543,010	637,119,063
Facebook, Inc. Class A (a)	5,845,947	974,460,906
TripAdvisor, Inc. (a)	776,991	39,976,187
Twitter, Inc. (a)	5,507,358	181,081,931
		2,455,042,248
MEDIA — 20.3%
CBS Corp. Class B	2,628,466	124,930,989
Charter Communications, Inc. Class A (a)	711,885	246,960,025
Comcast Corp. Class A	6,291,910	251,550,562
Discovery, Inc. Class A (a)	1,187,089	32,075,145
Security Description	Shares	Value
Discovery, Inc. Class C (a)	2,724,932	$ 69,267,771
DISH Network Corp. Class A (a)	1,734,653	54,971,154
Fox Corp. Class A (a)	1,090,251	40,023,114
Fox Corp. Class B (a)	501,811	18,004,979
Interpublic Group of Cos., Inc.	2,909,961	61,138,281
News Corp. Class A	2,913,057	36,238,429
News Corp. Class B	935,711	11,687,030
Omnicom Group, Inc.	1,691,153	123,437,257
		1,070,284,736
TOTAL COMMON STOCKS (Cost $5,425,010,190)		5,280,503,724
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $3,066,671)	3,066,671	3,066,671
TOTAL INVESTMENTS — 99.9% (Cost $5,428,076,861)		5,283,570,395
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,431,081
NET ASSETS — 100.0%		$ 5,287,001,476
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,280,503,724	$—	$—	$5,280,503,724
Short-Term Investment	3,066,671	—	—	3,066,671
TOTAL INVESTMENTS	$5,283,570,395	$—	$—	$5,283,570,395
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	715,482	$715,482	$26,229,203	$23,878,014	$—	$—	3,066,671	$3,066,671	$64,311	$—
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTO COMPONENTS — 1.3%
Aptiv PLC	1,505,015	$ 119,633,642
BorgWarner, Inc.	1,202,104	46,172,815
		165,806,457
AUTOMOBILES — 4.0%
Ford Motor Co.	22,617,081	198,577,971
General Motors Co.	7,586,759	281,468,759
Harley-Davidson, Inc. (a)	923,421	32,929,193
		512,975,923
DISTRIBUTORS — 1.2%
Genuine Parts Co.	844,753	94,637,679
LKQ Corp. (b)	1,821,851	51,704,131
		146,341,810
DIVERSIFIED CONSUMER SERVICES — 0.2%
H&R Block, Inc. (a)	1,189,523	28,477,181
HOTELS, RESTAURANTS & LEISURE — 19.9%
Carnival Corp.	2,317,531	117,545,172
Chipotle Mexican Grill, Inc. (b)	140,849	100,046,453
Darden Restaurants, Inc.	714,834	86,830,886
Hilton Worldwide Holdings, Inc.	1,694,910	140,863,970
Marriott International, Inc. Class A	1,631,736	204,113,856
McDonald's Corp.	4,429,519	841,165,658
MGM Resorts International	2,927,534	75,120,522
Norwegian Cruise Line Holdings, Ltd. (b)	1,259,750	69,235,860
Royal Caribbean Cruises, Ltd.	992,756	113,789,693
Starbucks Corp.	7,197,696	535,076,721
Wynn Resorts, Ltd.	560,689	66,901,412
Yum! Brands, Inc.	1,773,445	177,007,546
		2,527,697,749
HOUSEHOLD DURABLES — 3.4%
D.R. Horton, Inc.	1,966,809	81,386,556
Garmin, Ltd.	701,807	60,601,034
Leggett & Platt, Inc. (a)	762,076	32,174,849
Lennar Corp. Class A	1,655,033	81,245,570
Mohawk Industries, Inc. (b)	355,704	44,872,060
Newell Brands, Inc. (a)	2,251,302	34,534,973
PulteGroup, Inc.	1,485,024	41,521,271
Whirlpool Corp.	368,276	48,940,198
		425,276,511
INTERNET & DIRECT MARKETING RETAIL — 29.6%
Amazon.com, Inc. (b)	1,706,102	3,038,141,136
Booking Holdings, Inc. (b)	260,508	454,563,014
eBay, Inc.	4,977,490	184,863,979
Expedia Group, Inc.	676,682	80,525,158
		3,758,093,287
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Hasbro, Inc. (a)	670,117	$ 56,973,347
Mattel, Inc. (a) (b)	1,999,127	25,988,651
		82,961,998
MULTILINE RETAIL — 5.6%
Dollar General Corp.	1,521,491	181,513,876
Dollar Tree, Inc. (b)	1,377,309	144,672,538
Kohl's Corp.	955,706	65,723,902
Macy's, Inc.	1,779,792	42,768,402
Nordstrom, Inc. (a)	620,506	27,538,056
Target Corp.	3,020,274	242,407,191
		704,623,965
SPECIALTY RETAIL — 25.7%
Advance Auto Parts, Inc.	414,784	70,733,115
AutoZone, Inc. (b)	144,422	147,905,459
Best Buy Co., Inc.	1,354,993	96,285,803
CarMax, Inc. (a) (b)	984,483	68,716,913
Foot Locker, Inc.	657,492	39,844,015
Gap, Inc.	1,236,290	32,366,072
Home Depot, Inc.	6,537,501	1,254,481,067
L Brands, Inc.	1,321,619	36,450,252
Lowe's Cos., Inc.	4,636,053	507,508,722
O'Reilly Automotive, Inc. (b)	453,593	176,130,162
Ross Stores, Inc.	2,144,848	199,685,349
Tiffany & Co. (a)	627,909	66,275,795
TJX Cos., Inc.	7,162,589	381,121,361
Tractor Supply Co.	701,931	68,620,774
Ulta Salon Cosmetics & Fragrance, Inc. (b)	326,188	113,751,541
		3,259,876,400
TEXTILES, APPAREL & LUXURY GOODS — 8.2%
Capri Holdings, Ltd. (b)	878,033	40,170,010
Hanesbrands, Inc. (a)	2,091,829	37,401,903
NIKE, Inc. Class B	7,285,509	613,512,713
PVH Corp.	438,293	53,449,831
Ralph Lauren Corp.	305,283	39,589,099
Tapestry, Inc.	1,678,318	54,528,552
Under Armour, Inc. Class A (a) (b)	1,096,361	23,177,072
Under Armour, Inc. Class C (a) (b)	1,123,914	21,208,257
VF Corp.	1,877,562	163,178,913
		1,046,216,350
TOTAL COMMON STOCKS (Cost $13,183,838,228)		12,658,347,631
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	24,393,604	24,393,604

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	128,515,835	$ 128,515,835
TOTAL SHORT-TERM INVESTMENTS (Cost $152,909,439)		152,909,439
TOTAL INVESTMENTS — 101.0% (Cost $13,336,747,667)		12,811,257,070
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(123,753,979)
NET ASSETS — 100.0%		$ 12,687,503,091

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,658,347,631	$—	$—	$12,658,347,631
Short-Term Investments	152,909,439	—	—	152,909,439
TOTAL INVESTMENTS	$12,811,257,070	$—	$—	$12,811,257,070
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,316,113	$ 1,316,113	$144,682,722	$121,605,231	$—	$—	24,393,604	$ 24,393,604	$149,812	$—
State Street Navigator Securities Lending Government Money Market Portfolio	41,766,139	41,766,139	17,805,306	59,571,445	—	—	—	—	9,454	—
State Street Navigator Securities Lending Portfolio II	—	—	600,268,327	471,752,492	—	—	128,515,835	128,515,835	86,729	—
Total		$43,082,252	$762,756,355	$652,929,168	$—	$—		$152,909,439	$245,995	$—
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 25.1%
Brown-Forman Corp. Class B	1,245,898	$ 65,758,496
Coca-Cola Co.	23,881,957	1,119,108,505
Constellation Brands, Inc. Class A	1,247,768	218,771,164
Molson Coors Brewing Co. Class B	1,405,963	83,865,693
Monster Beverage Corp. (a)	2,929,970	159,917,763
PepsiCo, Inc.	8,718,315	1,068,429,503
		2,715,851,124
FOOD & STAPLES RETAILING — 19.6%
Costco Wholesale Corp.	2,029,189	491,347,824
Kroger Co.	5,976,818	147,029,723
Sysco Corp.	3,539,164	236,274,589
Walmart, Inc.	8,835,555	861,731,679
Walgreens Boots Alliance, Inc.	6,008,194	380,138,434
		2,116,522,249
FOOD PRODUCTS — 18.6%
Archer-Daniels-Midland Co.	4,196,287	180,985,858
Campbell Soup Co. (b)	1,443,423	55,037,719
Conagra Brands, Inc.	3,638,277	100,925,804
General Mills, Inc.	4,470,979	231,373,163
Hershey Co.	1,041,697	119,618,067
Hormel Foods Corp. (b)	2,042,673	91,430,043
J.M. Smucker Co.	852,333	99,296,795
Kellogg Co.	1,880,884	107,925,124
Kraft Heinz Co.	4,659,545	152,134,144
Lamb Weston Holdings, Inc.	1,097,544	82,249,947
McCormick & Co., Inc. (b)	918,590	138,367,212
Mondelez International, Inc. Class A	9,924,415	495,426,797
Tyson Foods, Inc. Class A	2,212,072	153,584,159
		2,008,354,832
HOUSEHOLD PRODUCTS — 24.6%
Church & Dwight Co., Inc. (b)	1,842,350	131,230,590
Clorox Co.	960,220	154,076,901
Colgate-Palmolive Co.	6,455,833	442,482,794
Kimberly-Clark Corp.	2,580,523	319,726,800
Procter & Gamble Co.	15,526,347	1,615,516,405
		2,663,033,490
Security Description	Shares	Value
PERSONAL PRODUCTS — 2.9%
Coty, Inc. Class A (b)	3,377,161	$ 38,837,351
Estee Lauder Cos., Inc. Class A	1,635,214	270,709,678
		309,547,029
TOBACCO — 8.8%
Altria Group, Inc.	8,348,957	479,480,601
Philip Morris International, Inc.	5,286,288	467,254,996
		946,735,597
TOTAL COMMON STOCKS (Cost $11,255,794,540)		10,760,044,321
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	7,457,647	7,457,647
State Street Navigator Securities Lending Portfolio II (e) (f)	123,460,329	123,460,329
TOTAL SHORT-TERM INVESTMENTS (Cost $130,917,976)		130,917,976
TOTAL INVESTMENTS — 100.8% (Cost $11,386,712,516)		10,890,962,297
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(83,572,592)
NET ASSETS — 100.0%		$ 10,807,389,705
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,760,044,321	$—	$—	$10,760,044,321
Short-Term Investments	130,917,976	—	—	130,917,976
TOTAL INVESTMENTS	$10,890,962,297	$—	$—	$10,890,962,297
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,021,303	$5,021,303	$267,150,811	$264,714,467	$—	$—	7,457,647	$ 7,457,647	$152,518	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	100,361,345	100,361,345	—	—	—	—	10,820	—
State Street Navigator Securities Lending Portfolio II	—	—	223,823,552	100,363,223	—	—	123,460,329	123,460,329	68,052	—
Total		$5,021,303	$591,335,708	$465,439,035	$—	$—		$130,917,976	$231,390	$—
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 10.0%
Baker Hughes a GE Co. (a)	5,885,719	$ 163,152,131
Halliburton Co.	9,999,400	292,982,420
Helmerich & Payne, Inc.	1,242,942	69,057,857
National Oilwell Varco, Inc.	4,402,439	117,280,975
Schlumberger, Ltd.	14,390,804	627,007,330
TechnipFMC PLC	4,887,553	114,955,247
		1,384,435,960
OIL, GAS & CONSUMABLE FUELS — 89.8%
Anadarko Petroleum Corp.	5,728,994	260,554,647
Apache Corp. (a)	4,304,987	149,210,850
Cabot Oil & Gas Corp.	4,854,978	126,714,926
Chevron Corp.	21,576,400	2,657,780,952
Cimarex Energy Co.	1,163,413	81,322,569
Concho Resources, Inc. (a)	2,293,819	254,522,156
ConocoPhillips	12,881,931	859,740,075
Devon Energy Corp.	5,026,031	158,621,538
Diamondback Energy, Inc. (a)	1,767,679	179,472,449
EOG Resources, Inc.	6,647,443	632,703,625
Exxon Mobil Corp.	38,437,949	3,105,786,279
Hess Corp. (a)	2,919,104	175,817,634
HollyFrontier Corp.	1,800,401	88,705,757
Kinder Morgan, Inc.	22,324,717	446,717,587
Marathon Oil Corp.	9,386,327	156,845,524
Marathon Petroleum Corp.	7,719,689	462,023,387
Noble Energy, Inc. (a)	5,545,632	137,143,479
Occidental Petroleum Corp.	8,589,895	568,651,049
ONEOK, Inc.	4,711,529	329,053,185
Phillips 66	4,807,783	457,556,708
Pioneer Natural Resources Co.	1,930,868	294,032,579
Valero Energy Corp.	4,789,080	406,257,656
Security Description	Shares	Value
Williams Cos., Inc.	13,863,175	$ 398,150,386
		12,387,384,997
TOTAL COMMON STOCKS (Cost $17,013,395,127)		13,771,820,957
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c)	11,614,491	11,614,491
State Street Navigator Securities Lending Portfolio II (d) (e)	6,682,636	6,682,636
TOTAL SHORT-TERM INVESTMENTS (Cost $18,297,127)		18,297,127
TOTAL INVESTMENTS — 100.0% (Cost $17,031,692,254)		13,790,118,084
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (f)		6,707,543
NET ASSETS — 100.0%		$ 13,796,825,627
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,771,820,957	$—	$—	$13,771,820,957
Short-Term Investments	18,297,127	—	—	18,297,127
TOTAL INVESTMENTS	$13,790,118,084	$—	$—	$13,790,118,084
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,022,279	$6,022,279	$ 323,805,816	$ 318,213,604	$—	$—	11,614,492	$11,614,491	$341,456	$—
State Street Navigator Securities Lending Portfolio II	—	—	757,313,396	750,630,760	—	—	6,682,636	6,682,636	55,865	—
Total		$6,022,279	$1,081,119,212	$1,068,844,364	$—	$—		$18,297,127	$397,321	$—
See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 42.2%
Bank of America Corp.	65,412,091	$ 1,804,719,591
BB&T Corp.	5,562,702	258,832,524
Citigroup, Inc.	17,120,801	1,065,256,238
Citizens Financial Group, Inc.	3,353,571	108,991,058
Comerica, Inc.	1,158,344	84,929,782
Fifth Third Bancorp	5,602,443	141,293,612
First Republic Bank	1,199,893	120,541,251
Huntington Bancshares, Inc.	7,623,996	96,672,269
JPMorgan Chase & Co.	23,843,121	2,413,639,139
KeyCorp	7,347,035	115,715,801
M&T Bank Corp.	1,009,560	158,521,111
People's United Financial, Inc. (a)	2,863,181	47,070,696
PNC Financial Services Group, Inc.	3,304,327	405,308,750
Regions Financial Corp.	7,412,609	104,888,417
SunTrust Banks, Inc.	3,228,389	191,282,048
SVB Financial Group (b)	382,649	85,085,832
US Bancorp	10,954,402	527,892,632
Wells Fargo & Co.	29,816,264	1,440,721,877
Zions Bancorp NA (a)	1,355,452	61,551,075
		9,232,913,703
CAPITAL MARKETS — 20.7%
Affiliated Managers Group, Inc.	379,535	40,651,994
Ameriprise Financial, Inc.	986,853	126,415,869
Bank of New York Mellon Corp.	6,396,311	322,565,964
BlackRock, Inc.	886,687	378,943,423
Cboe Global Markets, Inc.	817,371	78,009,888
Charles Schwab Corp.	8,639,461	369,423,352
CME Group, Inc.	2,606,591	428,992,747
E*TRADE Financial Corp.	1,793,034	83,250,569
Franklin Resources, Inc. (a)	2,152,049	71,318,904
Goldman Sachs Group, Inc.	2,492,732	478,579,617
Intercontinental Exchange, Inc.	4,140,609	315,265,969
Invesco, Ltd.	2,891,807	55,840,793
Moody's Corp. (a)	1,210,633	219,233,530
Morgan Stanley	9,458,858	399,163,808
MSCI, Inc.	614,266	122,140,651
Nasdaq, Inc.	842,990	73,753,195
Northern Trust Corp.	1,590,250	143,774,502
Raymond James Financial, Inc.	925,037	74,382,225
S&P Global, Inc.	1,810,131	381,123,082
State Street Corp. (c)	2,758,849	181,559,853
T Rowe Price Group, Inc.	1,721,123	172,318,835
		4,516,708,770
CONSUMER FINANCE — 5.3%
American Express Co.	5,035,147	550,341,567
Capital One Financial Corp.	3,407,151	278,330,165
Discover Financial Services	2,391,296	170,164,623
Synchrony Financial	4,756,576	151,734,775
		1,150,571,130
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 13.2%
Berkshire Hathaway, Inc. Class B (b)	14,160,308	$ 2,844,664,274
Jefferies Financial Group, Inc.	1,915,118	35,985,068
		2,880,649,342
INSURANCE — 18.5%
Aflac, Inc.	5,464,489	273,224,450
Allstate Corp.	2,417,878	227,715,750
American International Group, Inc.	6,332,136	272,661,776
Aon PLC	1,747,980	298,380,186
Arthur J Gallagher & Co.	1,340,563	104,697,970
Assurant, Inc.	449,862	42,696,402
Brighthouse Financial, Inc. (b)	849,780	30,838,516
Chubb, Ltd.	3,338,170	467,610,854
Cincinnati Financial Corp. (a)	1,103,738	94,811,094
Everest Re Group, Ltd.	296,894	64,117,228
Hartford Financial Services Group, Inc.	2,618,647	130,199,129
Lincoln National Corp.	1,487,040	87,289,248
Loews Corp.	1,995,861	95,661,618
Marsh & McLennan Cos., Inc.	3,678,859	345,444,860
MetLife, Inc.	6,971,506	296,777,010
Principal Financial Group, Inc. (a)	1,885,154	94,615,879
Progressive Corp.	4,253,638	306,644,764
Prudential Financial, Inc.	2,979,383	273,745,710
Torchmark Corp.	739,307	60,586,209
Travelers Cos., Inc.	1,918,418	263,130,213
Unum Group	1,563,086	52,879,199
Willis Towers Watson PLC	940,773	165,246,778
		4,048,974,843
TOTAL COMMON STOCKS (Cost $24,136,431,234)		21,829,817,788
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	13,835,036	13,835,036
State Street Navigator Securities Lending Portfolio II (c) (f)	53,050,419	53,050,419
TOTAL SHORT-TERM INVESTMENTS (Cost $66,885,455)		66,885,455
TOTAL INVESTMENTS — 100.2% (Cost $24,203,316,689)		21,896,703,243
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(40,854,423)
NET ASSETS — 100.0%		$ 21,855,848,820

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,829,817,788	$—	$—	$21,829,817,788
Short-Term Investments	66,885,455	—	—	66,885,455
TOTAL INVESTMENTS	$21,896,703,243	$—	$—	$21,896,703,243
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	3,594,808	$301,173,014	$ 104,262,406	$ 160,235,650	$(17,673,704)	$(45,966,213)	2,758,849	$181,559,853	$2,766,782	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,474,692	40,474,692	507,001,481	533,641,137	—	—	13,835,036	13,835,036	438,977	—
State Street Navigator Securities Lending Portfolio II	—	—	632,225,917	579,175,498	—	—	53,050,419	53,050,419	43,314	—
Total		$341,647,706	$1,243,489,804	$1,273,052,285	$(17,673,704)	$(45,966,213)		$248,445,308	$3,249,073	$—
See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 16.2%
AbbVie, Inc.	8,310,977	$ 669,781,637
Alexion Pharmaceuticals, Inc. (a)	1,259,054	170,198,920
Amgen, Inc.	3,506,072	666,083,559
Biogen, Inc. (a)	1,108,322	261,985,154
Celgene Corp. (a)	3,957,257	373,327,625
Gilead Sciences, Inc.	7,186,488	467,193,585
Incyte Corp. (a)	1,000,942	86,091,021
Regeneron Pharmaceuticals, Inc. (a)	441,050	181,103,951
Vertex Pharmaceuticals, Inc. (a)	1,440,474	264,975,192
		3,140,740,644
HEALTH CARE EQUIPMENT & SUPPLIES — 24.1%
Abbott Laboratories	9,895,613	791,055,303
ABIOMED, Inc. (a)	254,054	72,555,282
Align Technology, Inc. (a)	409,314	116,380,250
Baxter International, Inc.	2,685,652	218,370,364
Becton Dickinson and Co.	1,515,930	378,573,199
Boston Scientific Corp. (a)	7,808,797	299,701,629
Cooper Cos., Inc.	278,031	82,344,441
Danaher Corp.	3,539,927	467,341,162
DENTSPLY SIRONA, Inc.	1,251,360	62,054,942
Edwards Lifesciences Corp. (a)	1,170,572	223,965,541
Hologic, Inc. (a)	1,512,757	73,217,439
IDEXX Laboratories, Inc. (a)	484,601	108,356,784
Intuitive Surgical, Inc. (a)	645,034	368,043,500
Medtronic PLC	7,556,366	688,233,815
ResMed, Inc. (b)	807,389	83,944,234
Stryker Corp.	1,742,728	344,223,635
Teleflex, Inc.	259,336	78,360,966
Varian Medical Systems, Inc. (a)	512,324	72,606,557
Zimmer Biomet Holdings, Inc.	1,151,838	147,089,713
		4,676,418,756
HEALTH CARE PROVIDERS & SERVICES — 18.9%
AmerisourceBergen Corp.	880,417	70,010,760
Anthem, Inc.	1,448,074	415,568,276
Cardinal Health, Inc.	1,679,128	80,850,013
Centene Corp. (a)	2,324,879	123,451,075
Cigna Corp.	2,140,943	344,306,453
CVS Health Corp.	7,308,035	394,122,328
DaVita, Inc. (a)	712,514	38,682,385
HCA Healthcare, Inc.	1,504,608	196,170,791
Henry Schein, Inc. (a) (b)	856,972	51,512,587
Humana, Inc.	763,844	203,182,504
Laboratory Corp. of America Holdings (a)	554,688	84,856,170
McKesson Corp.	1,079,213	126,332,674
Quest Diagnostics, Inc.	764,956	68,784,844
UnitedHealth Group, Inc.	5,406,295	1,336,760,502
Universal Health Services, Inc. Class B	469,965	62,867,218
Security Description	Shares	Value
WellCare Health Plans, Inc. (a)	280,979	$ 75,794,085
		3,673,252,665
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp. (a) (b)	1,824,877	104,401,213
LIFE SCIENCES TOOLS & SERVICES — 7.3%
Agilent Technologies, Inc.	1,789,486	143,838,885
Illumina, Inc. (a)	828,225	257,321,225
IQVIA Holdings, Inc. (a)	891,538	128,247,741
Mettler-Toledo International, Inc. (a)	140,013	101,229,399
PerkinElmer, Inc. (b)	624,312	60,158,704
Thermo Fisher Scientific, Inc.	2,268,216	620,856,084
Waters Corp. (a)	403,654	101,603,748
		1,413,255,786
PHARMACEUTICALS — 32.8%
Allergan PLC	1,761,605	257,916,588
Bristol-Myers Squibb Co. (b)	9,198,814	438,875,416
Eli Lilly & Co.	4,866,645	631,495,855
Johnson & Johnson	15,004,694	2,097,506,174
Merck & Co., Inc.	14,543,189	1,209,557,029
Mylan NV (a)	2,897,772	82,122,859
Nektar Therapeutics (a) (b)	980,921	32,958,946
Perrigo Co. PLC (b)	699,870	33,705,739
Pfizer, Inc.	31,280,073	1,328,464,700
Zoetis, Inc.	2,697,462	271,553,500
		6,384,156,806
TOTAL COMMON STOCKS (Cost $20,190,528,356)		19,392,225,870
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	27,894,281	27,894,281
State Street Navigator Securities Lending Portfolio II (e) (f)	6,785,121	6,785,121
TOTAL SHORT-TERM INVESTMENTS (Cost $34,679,402)		34,679,402
TOTAL INVESTMENTS — 100.0% (Cost $20,225,207,758)		19,426,905,272
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		7,479,014
NET ASSETS — 100.0%		$ 19,434,384,286

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,392,225,870	$—	$—	$19,392,225,870
Short-Term Investments	34,679,402	—	—	34,679,402
TOTAL INVESTMENTS	$19,426,905,272	$—	$—	$19,426,905,272
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,912,798	$8,912,798	$ 527,000,777	$ 508,019,294	$—	$—	27,894,281	$27,894,281	$428,901	$—
State Street Navigator Securities Lending Portfolio II	—	—	1,111,690,758	1,104,905,637	—	—	6,785,121	6,785,121	40,949	—
Total		$8,912,798	$1,638,691,535	$1,612,924,931	$—	$—		$34,679,402	$469,850	$—
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 27.1%
Arconic, Inc.	1,976,243	$ 37,766,004
Boeing Co.	2,404,677	917,191,901
General Dynamics Corp.	1,238,254	209,611,637
Harris Corp.	540,134	86,264,801
Huntington Ingalls Industries, Inc.	189,719	39,309,777
L3 Technologies, Inc.	363,407	74,996,303
Lockheed Martin Corp.	1,124,989	337,676,698
Northrop Grumman Corp.	775,911	209,185,606
Raytheon Co.	1,291,309	235,121,543
Textron, Inc.	1,071,837	54,299,262
TransDigm Group, Inc. (a)	222,945	101,214,800
United Technologies Corp.	3,710,627	478,262,714
		2,780,901,046
AIR FREIGHT & LOGISTICS — 6.5%
C.H. Robinson Worldwide, Inc.	626,309	54,482,620
Expeditors International of Washington, Inc.	785,683	59,633,340
FedEx Corp.	1,098,754	199,324,963
United Parcel Service, Inc. Class B	3,186,576	356,068,002
		669,508,925
AIRLINES — 4.3%
Alaska Air Group, Inc.	563,616	31,630,130
American Airlines Group, Inc. (b)	1,826,672	58,015,103
Delta Air Lines, Inc.	2,824,324	145,876,335
Southwest Airlines Co.	2,274,563	118,072,565
United Continental Holdings, Inc. (a)	1,024,400	81,726,632
		435,320,765
BUILDING PRODUCTS — 3.0%
Allegion PLC	432,210	39,205,769
AO Smith Corp.	648,610	34,583,885
Fortune Brands Home & Security, Inc.	643,993	30,660,507
Johnson Controls International PLC	4,178,313	154,346,882
Masco Corp.	1,344,931	52,869,238
		311,666,281
COMMERCIAL SERVICES & SUPPLIES — 4.2%
Cintas Corp.	387,020	78,220,612
Copart, Inc. (a) (b)	917,918	55,616,652
Republic Services, Inc.	984,929	79,168,593
Rollins, Inc. (b)	674,804	28,085,342
Waste Management, Inc.	1,784,232	185,399,547
		426,490,746
CONSTRUCTION & ENGINEERING — 0.9%
Fluor Corp.	635,171	23,374,293
Jacobs Engineering Group, Inc.	538,316	40,475,980
Quanta Services, Inc.	645,695	24,368,529
		88,218,802
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 5.2%
AMETEK, Inc.	1,038,256	$ 86,144,100
Eaton Corp. PLC	1,936,349	155,992,275
Emerson Electric Co.	2,810,297	192,421,036
Rockwell Automation, Inc.	546,065	95,812,565
		530,369,976
INDUSTRIAL CONGLOMERATES — 16.0%
3M Co.	2,634,119	547,317,246
General Electric Co.	39,854,048	398,141,939
Honeywell International, Inc.	3,334,463	529,912,860
Roper Technologies, Inc.	474,481	162,258,268
		1,637,630,313
MACHINERY — 16.6%
Caterpillar, Inc.	2,630,534	356,411,052
Cummins, Inc.	661,788	104,476,472
Deere & Co.	1,456,584	232,820,386
Dover Corp.	662,267	62,120,645
Flowserve Corp. (b)	599,620	27,066,847
Fortive Corp.	1,348,251	113,104,776
Illinois Tool Works, Inc.	1,381,829	198,333,916
Ingersoll-Rand PLC	1,107,660	119,571,897
PACCAR, Inc.	1,583,766	107,917,815
Parker-Hannifin Corp.	591,370	101,490,919
Pentair PLC	722,907	32,176,591
Snap-on, Inc. (b)	254,638	39,855,940
Stanley Black & Decker, Inc.	693,070	94,375,342
Wabtec Corp. (b)	638,232	47,050,463
Xylem, Inc.	821,925	64,964,952
		1,701,738,013
PROFESSIONAL SERVICES — 3.2%
Equifax, Inc.	552,603	65,483,456
IHS Markit, Ltd. (a)	1,665,216	90,554,446
Nielsen Holdings PLC	1,627,414	38,520,889
Robert Half International, Inc.	544,530	35,481,575
Verisk Analytics, Inc.	748,183	99,508,339
		329,548,705
ROAD & RAIL — 11.1%
CSX Corp.	3,539,070	264,793,218
JB Hunt Transport Services, Inc.	398,101	40,323,650
Kansas City Southern	461,683	53,545,994
Norfolk Southern Corp.	1,223,019	228,570,021
Union Pacific Corp.	3,305,210	552,631,112
		1,139,863,995
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Fastenal Co. (b)	1,309,696	84,226,550
United Rentals, Inc. (a)	363,985	41,585,286
W.W. Grainger, Inc.	206,572	62,163,712
		187,975,548
TOTAL COMMON STOCKS (Cost $11,489,993,160)		10,239,233,115

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	4,741,911	$ 4,741,911
State Street Navigator Securities Lending Portfolio II (e) (f)	46,692,875	46,692,875
TOTAL SHORT-TERM INVESTMENTS (Cost $51,434,786)		51,434,786
TOTAL INVESTMENTS — 100.4% (Cost $11,541,427,946)		10,290,667,901
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(39,066,958)
NET ASSETS — 100.0%		$ 10,251,600,943

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,239,233,115	$—	$—	$10,239,233,115
Short-Term Investments	51,434,786	—	—	51,434,786
TOTAL INVESTMENTS	$10,290,667,901	$—	$—	$10,290,667,901
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,453,498	$ 17,453,498	$272,323,023	$285,034,610	$—	$—	4,741,911	$ 4,741,911	$235,168	$—
State Street Navigator Securities Lending Government Money Market Portfolio	118,858,872	118,858,872	43,191	118,902,063	—	—	—	—	1,172	—
State Street Navigator Securities Lending Portfolio II	—	—	164,234,337	117,541,462	—	—	46,692,875	46,692,875	15,930	—
Total		$136,312,370	$436,600,551	$521,478,135	$—	$—		$51,434,786	$252,270	$—
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 74.0%
Air Products & Chemicals, Inc.	1,445,084	$ 275,953,240
Albemarle Corp. (a)	711,888	58,360,578
Celanese Corp. Series A	862,346	85,035,939
CF Industries Holdings, Inc.	1,500,488	61,339,949
DowDuPont, Inc.	14,835,758	790,894,259
Eastman Chemical Co.	940,919	71,396,934
Ecolab, Inc.	1,666,748	294,247,692
FMC Corp.	906,551	69,641,248
International Flavors & Fragrances, Inc. (a)	681,977	87,831,818
Linde PLC	3,625,744	637,877,142
LyondellBasell Industries NV Class A	2,048,892	172,270,839
Mosaic Co.	2,387,374	65,199,184
PPG Industries, Inc.	1,588,119	179,250,992
Sherwin-Williams Co.	434,954	187,339,037
		3,036,638,851
CONSTRUCTION MATERIALS — 4.6%
Martin Marietta Materials, Inc. (a)	420,260	84,547,907
Vulcan Materials Co.	887,472	105,076,685
		189,624,592
CONTAINERS & PACKAGING — 12.1%
Avery Dennison Corp.	565,425	63,893,025
Ball Corp.	2,250,743	130,227,990
International Paper Co.	2,694,382	124,669,055
Packaging Corp. of America	636,194	63,224,960
Sealed Air Corp.	1,047,758	48,259,733
Westrock Co.	1,719,199	65,931,282
		496,206,045
METALS & MINING — 9.1%
Freeport-McMoRan, Inc.	9,754,960	125,741,434
Security Description	Shares	Value
Newmont Mining Corp. (a)	3,585,855	$ 128,266,033
Nucor Corp.	2,055,796	119,955,697
		373,963,164
TOTAL COMMON STOCKS (Cost $4,510,009,839)		4,096,432,652
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c)	2,070,945	2,070,945
State Street Navigator Securities Lending Portfolio II (d) (e)	155,051,599	155,051,599
TOTAL SHORT-TERM INVESTMENTS (Cost $157,122,544)		157,122,544
TOTAL INVESTMENTS — 103.7% (Cost $4,667,132,383)		4,253,555,196
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(150,040,535)
NET ASSETS — 100.0%		$ 4,103,514,661
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,096,432,652	$—	$—	$4,096,432,652
Short-Term Investments	157,122,544	—	—	157,122,544
TOTAL INVESTMENTS	$4,253,555,196	$—	$—	$4,253,555,196
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,380,802	$2,380,802	$ 71,503,063	$ 71,812,920	$—	$—	2,070,945	$ 2,070,945	$ 80,037	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	420	420	—	—	—	—	—	—
State Street Navigator Securities Lending Portfolio II	—	—	318,898,104	163,846,505	—	—	155,051,599	155,051,599	30,849	—
Total		$2,380,802	$390,401,587	$235,659,845	$—	$—		$157,122,544	$110,886	$—
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.7%
Alexandria Real Estate Equities, Inc. REIT	474,336	$ 67,621,340
American Tower Corp. REIT	1,857,035	365,947,317
Apartment Investment & Management Co. Class A REIT	662,069	33,295,450
AvalonBay Communities, Inc. REIT	583,202	117,066,137
Boston Properties, Inc. REIT	650,131	87,039,538
Crown Castle International Corp. REIT	1,749,475	223,932,800
Digital Realty Trust, Inc. REIT	875,032	104,128,808
Duke Realty Corp. REIT	1,508,594	46,132,805
Equinix, Inc. REIT	350,800	158,968,528
Equity Residential REIT	1,557,581	117,317,001
Essex Property Trust, Inc. REIT	276,562	79,992,793
Extra Space Storage, Inc. REIT	535,699	54,593,085
Federal Realty Investment Trust REIT	312,353	43,057,861
HCP, Inc. REIT	2,010,413	62,925,927
Host Hotels & Resorts, Inc. REIT	3,115,832	58,889,225
Iron Mountain, Inc. REIT	1,202,546	42,642,281
Kimco Realty Corp. REIT	1,773,291	32,805,883
Macerich Co. REIT	445,555	19,314,809
Mid-America Apartment Communities, Inc. REIT	479,217	52,392,795
Prologis, Inc. REIT	2,653,770	190,938,751
Public Storage REIT	631,844	137,602,986
Realty Income Corp. REIT	1,278,307	94,032,263
Regency Centers Corp. REIT	704,834	47,569,247
SBA Communications Corp. REIT (a)	473,772	94,593,318
Simon Property Group, Inc. REIT	1,300,649	236,991,254
SL Green Realty Corp. REIT	351,353	31,593,662
Security Description	Shares	Value
UDR, Inc. REIT	1,159,773	$ 52,723,281
Ventas, Inc. REIT	1,498,807	95,638,875
Vornado Realty Trust REIT	729,639	49,206,854
Welltower, Inc. REIT	1,626,669	126,229,514
Weyerhaeuser Co. REIT	3,141,278	82,741,263
		3,007,925,651
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
CBRE Group, Inc. Class A (a)	1,314,178	64,986,102
TOTAL COMMON STOCKS (Cost $3,022,027,538)		3,072,911,753
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $6,766,055)	6,766,055	6,766,055
TOTAL INVESTMENTS — 100.0% (Cost $3,028,793,593)		3,079,677,808
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		180,484
NET ASSETS — 100.0%		$ 3,079,858,292
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	Amount is less than 0.05% of net assets.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,072,911,753	$—	$—	$3,072,911,753
Short-Term Investment	6,766,055	—	—	6,766,055
TOTAL INVESTMENTS	$3,079,677,808	$—	$—	$3,079,677,808
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,227,878	$6,227,878	$84,439,386	$83,901,209	$—	$—	6,766,055	$6,766,055	$25,846	$—
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 5.9%
Arista Networks, Inc. (a)	203,422	$ 63,968,082
Cisco Systems, Inc.	17,130,446	924,872,780
F5 Networks, Inc. (a)	231,333	36,303,088
Juniper Networks, Inc.	1,352,484	35,800,251
Motorola Solutions, Inc.	637,643	89,537,830
		1,150,482,031
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Amphenol Corp. Class A	1,159,952	109,545,867
Corning, Inc.	3,061,582	101,338,364
FLIR Systems, Inc.	526,639	25,057,484
IPG Photonics Corp. (a) (b)	138,122	20,964,157
Keysight Technologies, Inc. (a)	730,682	63,715,470
TE Connectivity, Ltd.	1,318,560	106,473,720
		427,095,062
IT SERVICES — 24.2%
Accenture PLC Class A	2,480,607	436,636,444
Akamai Technologies, Inc. (a)	635,224	45,551,913
Alliance Data Systems Corp.	177,411	31,043,377
Automatic Data Processing, Inc.	1,695,269	270,802,270
Broadridge Financial Solutions, Inc.	450,936	46,757,554
Cognizant Technology Solutions Corp. Class A	2,238,028	162,145,129
DXC Technology Co.	1,043,928	67,135,010
Fidelity National Information Services, Inc.	1,256,708	142,133,675
Fiserv, Inc. (a) (b)	1,523,771	134,518,504
FleetCor Technologies, Inc. (a)	334,083	82,381,527
Gartner, Inc. (a) (b)	348,811	52,907,652
Global Payments, Inc.	613,232	83,718,433
International Business Machines Corp.	3,462,991	488,628,030
Jack Henry & Associates, Inc.	300,068	41,631,434
Mastercard, Inc. Class A	3,512,734	827,073,220
Paychex, Inc.	1,243,603	99,736,961
PayPal Holdings, Inc. (a)	4,565,583	474,090,139
Total System Services, Inc.	633,393	60,178,669
VeriSign, Inc. (a)	410,838	74,591,747
Visa, Inc. Class A (b)	6,810,702	1,063,763,545
Western Union Co. (b)	1,694,537	31,298,098
		4,716,723,331
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.3%
Advanced Micro Devices, Inc. (a) (b)	3,428,462	87,494,350
Analog Devices, Inc.	1,433,217	150,874,754
Applied Materials, Inc.	3,694,648	146,529,740
Broadcom, Inc.	1,541,511	463,547,773
Intel Corp.	17,500,042	939,752,255
KLA-Tencor Corp. (b)	642,894	76,767,972
Lam Research Corp.	593,812	106,298,286
Security Description	Shares	Value
Maxim Integrated Products, Inc.	1,063,956	$ 56,570,540
Microchip Technology, Inc. (b)	922,101	76,497,499
Micron Technology, Inc. (a)	4,362,505	180,302,332
NVIDIA Corp.	2,358,243	423,446,113
Qorvo, Inc. (a)	477,331	34,238,953
QUALCOMM, Inc.	4,709,871	268,603,943
Skyworks Solutions, Inc.	677,395	55,871,540
Texas Instruments, Inc.	3,652,199	387,388,748
Xilinx, Inc.	985,202	124,913,762
		3,579,098,560
SOFTWARE — 30.2%
Adobe, Inc. (a)	1,897,874	505,764,442
ANSYS, Inc. (a)	326,029	59,568,759
Autodesk, Inc. (a)	852,248	132,797,283
Cadence Design Systems, Inc. (a)	1,091,079	69,294,427
Citrix Systems, Inc.	486,560	48,490,570
Fortinet, Inc. (a)	564,438	47,395,859
Intuit, Inc.	1,008,133	263,536,048
Microsoft Corp.	29,856,439	3,521,268,416
Oracle Corp.	9,916,050	532,591,045
Red Hat, Inc. (a)	687,933	125,685,359
salesforce.com, Inc. (a)	2,976,985	471,465,114
Symantec Corp.	2,487,428	57,185,970
Synopsys, Inc. (a)	582,485	67,073,148
		5,902,116,440
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.0%
Apple, Inc.	17,431,947	3,311,198,333
Hewlett Packard Enterprise Co.	5,358,493	82,681,547
HP, Inc.	5,967,537	115,949,244
NetApp, Inc.	961,197	66,649,400
Seagate Technology PLC (b)	997,649	47,777,410
Western Digital Corp. (b)	1,131,900	54,399,114
Xerox Corp.	776,893	24,845,038
		3,703,500,086
TOTAL COMMON STOCKS (Cost $18,848,933,215)		19,479,015,510
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	31,705,595	31,705,595
State Street Navigator Securities Lending Portfolio II (e) (f)	115,181,647	115,181,647
TOTAL SHORT-TERM INVESTMENTS (Cost $146,887,242)		146,887,242
TOTAL INVESTMENTS — 100.6% (Cost $18,995,820,457)		19,625,902,752
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(111,070,603)
NET ASSETS — 100.0%		$ 19,514,832,149

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,479,015,510	$—	$—	$19,479,015,510
Short-Term Investments	146,887,242	—	—	146,887,242
TOTAL INVESTMENTS	$19,625,902,752	$—	$—	$19,625,902,752
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,254,753	$16,254,753	$324,756,297	$309,305,455	$—	$—	31,705,595	$ 31,705,595	$371,973	$—
State Street Navigator Securities Lending Government Money Market Portfolio	12,356,093	12,356,093	33,306,122	45,662,215	—	—	—	—	5,493	—
State Street Navigator Securities Lending Portfolio II	—	—	525,466,752	410,285,105	—	—	115,181,647	115,181,647	78,701	—
Total		$28,610,846	$883,529,171	$765,252,775	$—	$—		$146,887,242	$456,167	$—
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 59.8%
Alliant Energy Corp.	2,801,416	$ 132,030,736
American Electric Power Co., Inc.	5,853,688	490,246,370
Duke Energy Corp.	8,627,189	776,447,010
Edison International	3,866,239	239,397,519
Entergy Corp.	2,249,708	215,139,576
Evergy, Inc.	3,021,573	175,402,313
Eversource Energy	3,761,487	266,877,503
Exelon Corp.	11,507,570	576,874,484
FirstEnergy Corp. (a)	5,976,563	248,684,786
NextEra Energy, Inc.	5,674,269	1,096,949,683
Pinnacle West Capital Corp.	1,333,502	127,456,121
PPL Corp.	8,555,040	271,536,970
Southern Co.	12,276,695	634,459,597
Xcel Energy, Inc.	6,101,985	342,992,577
		5,594,495,245
GAS UTILITIES — 1.5%
Atmos Energy Corp.	1,387,051	142,769,159
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.0%
AES Corp.	7,859,157	142,093,558
NRG Energy, Inc. (a)	3,327,733	141,362,098
		283,455,656
MULTI-UTILITIES — 33.0%
Ameren Corp.	2,903,029	213,517,783
CenterPoint Energy, Inc.	5,947,455	182,586,868
CMS Energy Corp.	3,362,977	186,779,743
Consolidated Edison, Inc.	3,810,070	323,132,037
Dominion Energy, Inc.	9,485,136	727,130,526
DTE Energy Co.	2,158,884	269,299,190
NiSource, Inc.	4,420,253	126,684,451
Public Service Enterprise Group, Inc.	5,998,009	356,341,715
Security Description	Shares	Value
Sempra Energy (a)	3,251,891	$ 409,283,001
WEC Energy Group, Inc. (a)	3,743,380	296,026,490
		3,090,781,804
WATER UTILITIES — 2.4%
American Water Works Co., Inc.	2,144,907	223,628,004
TOTAL COMMON STOCKS (Cost $9,142,294,191)		9,335,129,868
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c)	9,623,327	9,623,327
State Street Navigator Securities Lending Portfolio II (d) (e)	196,344,172	196,344,172
TOTAL SHORT-TERM INVESTMENTS (Cost $205,967,499)		205,967,499
TOTAL INVESTMENTS — 101.9% (Cost $9,348,261,690)		9,541,097,367
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(179,607,035)
NET ASSETS — 100.0%		$ 9,361,490,332
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,335,129,868	$—	$—	$9,335,129,868
Short-Term Investments	205,967,499	—	—	205,967,499
TOTAL INVESTMENTS	$9,541,097,367	$—	$—	$9,541,097,367
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,502,091	$8,502,091	$233,600,178	$232,478,942	$—	$—	9,623,327	$ 9,623,327	$184,550	$—
State Street Navigator Securities Lending Portfolio II	—	—	620,298,263	423,954,091	—	—	196,344,172	196,344,172	45,499	—
Total		$8,502,091	$853,898,441	$656,433,033	$—	$—		$205,967,499	$230,049	$—
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2019 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$5,280,503,724	$12,658,347,631	$10,760,044,321
Investments in affiliated issuers, at value	3,066,671	152,909,439	130,917,976
Total Investments	5,283,570,395	12,811,257,070	10,890,962,297
Cash	6,619,210	16,520	8,338,964
Receivable for investments sold	—	—	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	—	29,702	—
Dividends receivable — unaffiliated issuers	4,510,200	6,813,051	33,827,514
Dividends receivable — affiliated issuers	14,382	34,352	28,862
Securities lending income receivable — unaffiliated issuers	—	15,624	9,986
Securities lending income receivable — affiliated issuers	—	31,616	26,046
Prepaid expenses and other assets	17	8,480	5,262
TOTAL ASSETS	5,294,714,204	12,818,206,415	10,933,198,931
LIABILITIES
Payable upon return of securities loaned	—	128,515,835	123,460,329
Payable for investments purchased	6,827,697	—	—
Payable for income related to Select Sector SPDR shares in-kind transactions	14,034	—	400,888
Advisory and Administration fees payable	141,060	352,984	305,523
Distribution fees payable	165,262	427,632	367,307
Unitary fees payable	38,542	107,800	99,497
Trustees’ fees and expenses payable	—	7,655	2,924
License fee payable	432,734	1,203,301	1,048,951
Registration and filing fees payable	643	12,906	7,983
Professional fees payable	43,816	49,349	30,966
Printing and postage fees payable	44,805	—	62,943
Accrued expenses and other liabilities	4,135	25,862	21,915
TOTAL LIABILITIES	7,712,728	130,703,324	125,809,226
NET ASSETS	$5,287,001,476	$12,687,503,091	$10,807,389,705
NET ASSETS CONSIST OF:
Paid-in Capital	$5,456,538,823	$13,971,554,065	$11,949,583,799
Total distributable earnings (loss)	(169,537,347)	(1,284,050,974)	(1,142,194,094)
NET ASSETS	$5,287,001,476	$12,687,503,091	$10,807,389,705
NET ASSET VALUE PER SHARE
Net asset value per share	$ 46.77	$ 113.84	$ 56.11
Shares outstanding (unlimited amount authorized, $0.01 par value)	113,050,000	111,453,252	192,621,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,425,010,190	$13,183,838,228	$11,255,794,540
Investments in affiliated issuers	3,066,671	152,909,439	130,917,976
Total cost of investments	$5,428,076,861	$13,336,747,667	$11,386,712,516
* Includes investments in securities on loan, at value	$ —	$ 271,357,888	$ 235,054,893
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$13,771,820,957	$21,648,257,935	$19,392,225,870	$10,239,233,115	$ 4,096,432,652	$3,072,911,753	$19,479,015,510
18,297,127	248,445,308	34,679,402	51,434,786	157,122,544	6,766,055	146,887,242
13,790,118,084	21,896,703,243	19,426,905,272	10,290,667,901	4,253,555,196	3,079,677,808	19,625,902,752
283,539	12,046,094	1,126,383	3,902,943	963	71	1,131,042
—	—	—	—	—	605,053	—
11	—	—	3,168	—	—	33,100
15,763,590	17,842,741	16,608,344	5,619,412	5,778,860	6,951,623	6,217,832
76,617	62,420	65,262	24,999	10,844	6,422	79,216
3,978	8,519	21,973	8,619	7,455	—	32,425
11,006	10,786	40,185	9,858	18,878	—	27,510
11,752	21,180	10,740	8,586	3,191	1,534	13,302
13,806,268,577	21,926,694,983	19,444,778,159	10,300,245,486	4,259,375,387	3,087,242,511	19,633,437,179

6,682,636	53,050,419	6,785,121	46,692,875	155,051,599	—	115,181,647
—	13,015,070	—	—	—	6,702,374	—
—	359,213	46,565	—	23,076	92,047	—
398,941	675,101	550,629	297,411	123,944	87,310	551,186
483,109	822,314	667,125	359,986	148,886	105,250	663,506
139,618	247,229	175,347	99,274	37,770	34,265	190,324
12,629	20,933	5,749	8,307	2,813	1,108	13,482
1,485,431	2,371,471	1,952,445	1,046,539	420,587	303,123	1,887,629
16,955	29,721	15,818	12,124	4,422	2,357	19,973
55,453	86,103	47,102	43,560	25,616	19,615	64,255
129,688	125,184	114,364	61,835	13,345	29,501	—
38,490	43,405	33,608	22,632	8,668	7,269	33,028
9,442,950	70,846,163	10,393,873	48,644,543	155,860,726	7,384,219	118,605,030
$13,796,825,627	$21,855,848,820	$19,434,384,286	$10,251,600,943	$ 4,103,514,661	$3,079,858,292	$19,514,832,149

$20,779,286,195	$24,611,174,320	$20,608,586,530	$11,981,813,897	$ 5,387,170,091	$3,085,750,105	$19,808,028,899
(6,982,460,568)	(2,755,325,500)	(1,174,202,244)	(1,730,212,954)	(1,283,655,430)	(5,891,813)	(293,196,750)
$13,796,825,627	$21,855,848,820	$19,434,384,286	$10,251,600,943	$ 4,103,514,661	$3,079,858,292	$19,514,832,149

$ 66.12	$ 25.71	$ 91.75	$ 75.03	$ 55.47	$ 36.21	$ 74.00
208,674,200	849,995,427	211,815,324	136,626,000	73,973,725	85,050,000	263,705,897

$17,013,395,127	$23,867,946,187	$20,190,528,356	$11,489,993,160	$ 4,510,009,839	$3,022,027,538	$18,848,933,215
18,297,127	335,370,502	34,679,402	51,434,786	157,122,544	6,766,055	146,887,242
$17,031,692,254	$24,203,316,689	$20,225,207,758	$11,541,427,946	$ 4,667,132,383	$3,028,793,593	$18,995,820,457
$ 68,396,943	$ 124,058,088	$ 189,894,581	$ 125,890,737	$ 194,568,764	$ —	$ 911,617,816

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2019 (Unaudited)

The Utilities Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$9,335,129,868
Investments in affiliated issuers, at value	205,967,499
Total Investments	9,541,097,367
Cash	4,795,100
Dividends receivable — unaffiliated issuers	13,712,998
Dividends receivable — affiliated issuers	37,714
Securities lending income receivable — unaffiliated issuers	13,216
Securities lending income receivable — affiliated issuers	16,659
Prepaid expenses and other assets	4,753
TOTAL ASSETS	9,559,677,807
LIABILITIES
Payable upon return of securities loaned	196,344,172
Payable for income related to Select Sector SPDR shares in-kind transactions	119,281
Advisory and Administration fees payable	265,020
Distribution fees payable	318,849
Unitary fees payable	87,672
Trustees’ fees and expenses payable	3,010
License fee payable	941,750
Registration and filing fees payable	6,957
Professional fees payable	29,366
Printing and postage fees payable	53,807
Accrued expenses and other liabilities	17,591
TOTAL LIABILITIES	198,187,475
NET ASSETS	$9,361,490,332
NET ASSETS CONSIST OF:
Paid-in Capital	$9,955,725,417
Total distributable earnings (loss)	(594,235,085)
NET ASSETS	$9,361,490,332
NET ASSET VALUE PER SHARE
Net asset value per share	$ 58.19
Shares outstanding (unlimited amount authorized, $0.01 par value)	160,874,160
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$9,142,294,191
Investments in affiliated issuers	205,967,499
Total cost of investments	$9,348,261,690
* Includes investments in securities on loan, at value	$ 437,738,329
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2019 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	19,719,143	$ 100,153,194	$ 151,066,485
Dividend income — affiliated issuers	64,311	149,812	152,518
Unaffiliated securities lending income	—	88,107	61,278
Affiliated securities lending income	—	96,183	78,872
TOTAL INVESTMENT INCOME (LOSS)	19,783,454	100,487,296	151,359,153
EXPENSES
Advisory and Administration fees	608,604	2,141,549	1,656,298
Distribution fees	631,603	2,223,200	1,718,462
License fees	716,814	2,502,232	1,940,660
Unitary fees	209,819	736,785	570,973
Trustees’ fees and expenses	7,415	60,377	38,070
Registration and filing fees	3,011	60,568	37,466
Professional fees	40,651	36,466	28,783
Printing and postage fees	62,299	501,050	186,078
Insurance expense	35	16,959	10,523
Miscellaneous expenses	4,125	72,170	54,963
TOTAL EXPENSES	2,284,376	8,351,356	6,242,276
NET INVESTMENT INCOME (LOSS)	$ 17,499,078	$ 92,135,940	$ 145,116,877
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(22,950,031)	(117,834,637)	(239,889,934)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	67,323,203	1,330,968,228	310,448,175
In-kind redemptions — affiliated issuers	—	—	—
Net realized gain (loss)	44,373,172	1,213,133,591	70,558,241
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(151,669,871)	(1,906,742,971)	296,686,852
Investments — affiliated issuers	—	—	—
Net change in unrealized appreciation/depreciation	(151,669,871)	(1,906,742,971)	296,686,852
NET REALIZED AND UNREALIZED GAIN (LOSS)	(107,296,699)	(693,609,380)	367,245,093
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (89,797,621)	$ (601,473,440)	$ 512,361,970
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

241,913,837	$ 299,065,275	$ 164,605,814	$ 112,691,227	$ 46,322,396	$ 49,228,944	$ 156,289,751
341,456	3,205,759	428,901	235,168	80,037	25,846	371,973
26,414	36,950	59,766	521,858	47,403	1,647	227,953
55,865	43,314	40,949	17,102	30,849	—	84,194
242,337,572	302,351,298	165,135,430	113,465,355	46,480,685	49,256,437	156,973,871

2,474,254	4,336,837	3,166,434	1,806,583	673,438	469,747	3,177,002
2,568,919	4,502,908	3,285,736	1,875,561	698,979	487,402	3,298,002
2,889,271	5,063,564	3,707,535	2,110,870	788,283	550,606	3,713,866
850,896	1,491,181	1,090,809	621,412	231,794	161,916	1,093,309
76,665	132,541	74,260	53,592	19,636	11,187	92,290
79,579	139,497	74,238	56,907	20,755	11,063	93,731
49,252	77,446	43,826	38,189	22,766	18,030	51,182
424,917	698,172	383,032	293,578	108,086	68,661	647,419
23,505	42,357	21,480	17,172	6,383	3,068	26,603
101,091	148,552	91,636	65,910	27,188	19,082	103,187
9,538,349	16,633,055	11,938,986	6,939,774	2,597,308	1,800,762	12,296,591
$ 232,799,223	$ 285,718,243	$ 153,196,444	$ 106,525,581	$ 43,883,377	$ 47,455,675	$ 144,677,280

(470,779,433)	(121,382,713)	43,256,744	(48,232,988)	(215,121,829)	(8,585,191)	(63,284,239)
—	(5,545,975)	—	—	—	—	—
75,859,085	549,699,521	1,472,189,173	229,089,145	48,882,420	115,305,184	2,042,077,031
—	(12,127,729)	—	—	—	—	—
(394,920,348)	410,643,104	1,515,445,917	180,856,157	(166,239,409)	106,719,993	1,978,792,792

(1,997,986,915)	(2,639,341,399)	(2,288,788,499)	(890,330,022)	(449,954)	198,101,105	(2,633,864,461)
—	(45,966,213)	—	—	—	—	—
(1,997,986,915)	(2,685,307,612)	(2,288,788,499)	(890,330,022)	(449,954)	198,101,105	(2,633,864,461)
(2,392,907,263)	(2,274,664,508)	(773,342,582)	(709,473,865)	(166,689,363)	304,821,098	(655,071,669)
$(2,160,108,040)	$(1,988,946,265)	$ (620,146,138)	$(602,948,284)	$(122,805,986)	$352,276,773	$ (510,394,389)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2019 (Unaudited)

The Utilities Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 148,146,734
Dividend income — affiliated issuers	184,550
Unaffiliated securities lending income	77,515
Affiliated securities lending income	45,499
TOTAL INVESTMENT INCOME (LOSS)	148,454,298
EXPENSES
Advisory and Administration fees	1,412,661
Distribution fees	1,465,568
License fees	1,656,236
Unitary fees	487,231
Trustees’ fees and expenses	32,523
Registration and filing fees	32,650
Professional fees	27,000
Printing and postage fees	172,859
Insurance expense	9,506
Miscellaneous expenses	46,276
TOTAL EXPENSES	5,342,510
NET INVESTMENT INCOME (LOSS)	$ 143,111,788
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(370,618,160)
In-kind redemptions — unaffiliated issuers	401,276,600
Net realized gain (loss)	30,658,440
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	792,112,470
NET REALIZED AND UNREALIZED GAIN (LOSS)	822,770,910
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 965,882,698
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Communication Services Select Sector SPDR Fund		The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	For the Period 6/18/18* - 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,499,078	$ 816,736	$ 92,135,940	$ 192,747,980
Net realized gain (loss)	44,373,172	(1,293,377)	1,213,133,591	2,186,677,564
Net change in unrealized appreciation/depreciation	(151,669,871)	7,163,405	(1,906,742,971)	1,336,456,887
Net increase (decrease) in net assets resulting from operations	(89,797,621)	6,686,764	(601,473,440)	3,715,882,431
Net equalization credits and charges	2,443,231	1,745,113	(4,122,878)	11,138,261
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(18,058,811)	(1,080,224)	(85,919,510)	(177,386,571)
Return of capital	—	(1,553,436)	—	—
Total Distributions to shareholders	(18,058,811)	(2,633,660)	(85,919,510)	(177,386,571)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,676,236,095	2,094,047,660	9,621,075,843	18,624,735,734
Cost of shares redeemed	(3,316,389,291)	(63,089,660)	(12,465,122,103)	(17,462,874,297)
Net income equalization	(2,443,231)	(1,745,113)	4,122,878	(11,138,261)
Net increase (decrease) in net assets from beneficial interest transactions	3,357,403,573	2,029,212,887	(2,839,923,382)	1,150,723,176
Net increase (decrease) in net assets during the period	3,251,990,372	2,035,011,104	(3,531,439,210)	4,700,357,297
Net assets at beginning of period	2,035,011,104	—	16,218,942,301	11,518,585,004
NET ASSETS AT END OF PERIOD	$ 5,287,001,476	$2,035,011,104	$ 12,687,503,091	$ 16,218,942,301
SHARES OF BENEFICIAL INTEREST:
Shares sold	145,500,000	42,850,000	89,750,000	174,450,000
Shares redeemed	(74,000,000)	(1,300,000)	(116,700,000)	(163,900,000)
Net increase (decrease)	71,500,000	41,550,000	(26,950,000)	10,550,000
*	Inception date.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund		The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund
Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18

$ 145,116,877	$ 237,832,369	$ 232,799,223	$ 489,623,419	$ 285,718,243	$ 545,584,204
70,558,241	258,220,307	(394,920,348)	161,904,715	410,643,104	3,758,337,121
296,686,852	(217,605,325)	(1,997,986,915)	1,539,678,334	(2,685,307,612)	(1,964,337,065)
512,361,970	278,447,351	(2,160,108,040)	2,191,206,468	(1,988,946,265)	2,339,584,260
7,581,217	12,349,526	(2,394,097)	(5,667,824)	(18,819,922)	8,381,760

(149,517,231)	(247,305,066)	(230,546,826)	(484,431,572)	(264,742,348)	(556,478,187)
—	—	—	—	—	—
(149,517,231)	(247,305,066)	(230,546,826)	(484,431,572)	(264,742,348)	(556,478,187)

13,622,881,800	20,317,858,214	12,965,173,540	18,997,159,203	21,248,541,257	36,653,289,013
(12,435,052,705)	(19,901,187,691)	(15,212,851,675)	(18,886,610,420)	(28,192,810,202)	(34,801,440,424)
(7,581,217)	(12,349,526)	2,394,097	5,667,824	18,819,922	(8,381,760)
1,180,247,878	404,320,997	(2,245,284,038)	116,216,607	(6,925,449,023)	1,843,466,829
1,550,673,834	447,812,808	(4,638,333,001)	1,817,323,679	(9,197,957,558)	3,634,954,662
9,256,715,871	8,808,903,063	18,435,158,628	16,617,834,949	31,053,806,378	27,418,851,716
$ 10,807,389,705	$ 9,256,715,871	$ 13,796,825,627	$ 18,435,158,628	$ 21,855,848,820	$ 31,053,806,378

252,350,000	378,450,000	199,100,000	261,200,000	822,050,000	1,315,650,000
(231,400,000)	(369,950,000)	(233,800,000)	(260,550,000)	(1,098,100,000)	(1,250,850,000)
20,950,000	8,500,000	(34,700,000)	650,000	(276,050,000)	64,800,000

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Health Care Select Sector SPDR Fund		The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 153,196,444	$ 257,102,587	$ 106,525,581	$ 224,803,377
Net realized gain (loss)	1,515,445,917	1,775,244,100	180,856,157	1,962,024,152
Net change in unrealized appreciation/depreciation	(2,288,788,499)	840,112,380	(890,330,022)	(780,543,538)
Net increase (decrease) in net assets resulting from operations	(620,146,138)	2,872,459,067	(602,948,284)	1,406,283,991
Net equalization credits and charges	2,351,742	1,856,458	(2,175,589)	(3,271,128)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(154,218,598)	(258,645,776)	(121,672,867)	(234,789,999)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	16,111,752,709	18,290,105,906	13,687,666,876	23,686,905,734
Cost of shares redeemed	(15,535,382,184)	(18,983,167,287)	(15,636,776,402)	(22,988,747,367)
Net income equalization	(2,351,742)	(1,856,458)	2,175,589	3,271,128
Net increase (decrease) in net assets from beneficial interest transactions	574,018,783	(694,917,839)	(1,946,933,937)	701,429,495
Net increase (decrease) in net assets during the period	(197,994,211)	1,920,751,910	(2,673,730,677)	1,869,652,359
Net assets at beginning of period	19,632,378,497	17,711,626,587	12,925,331,620	11,055,679,261
NET ASSETS AT END OF PERIOD	$ 19,434,384,286	$ 19,632,378,497	$ 10,251,600,943	$ 12,925,331,620
SHARES OF BENEFICIAL INTEREST:
Shares sold	177,750,000	213,550,000	190,450,000	315,800,000
Shares redeemed	(172,350,000)	(223,750,000)	(218,750,000)	(306,600,000)
Net increase (decrease)	5,400,000	(10,200,000)	(28,300,000)	9,200,000
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund		The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund
Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18

$ 43,883,377	$ 87,516,658	$ 47,455,675	$ 72,508,618	$ 144,677,280	$ 285,584,193
(166,239,409)	428,393,672	106,719,993	104,677,987	1,978,792,792	3,872,407,618
(449,954)	(436,501,277)	198,101,105	(62,412,821)	(2,633,864,461)	936,578,600
(122,805,986)	79,409,053	352,276,773	114,773,784	(510,394,389)	5,094,570,411
(2,796,849)	1,436,420	(55,904)	126,651	916,385	13,158,840

(40,046,786)	(87,749,456)	(48,752,391)	(89,715,446)	(140,027,001)	(309,252,206)

5,811,775,182	9,060,229,046	2,215,512,766	2,437,434,063	11,065,171,324	28,155,605,742
(6,093,173,298)	(8,555,524,945)	(2,171,256,975)	(2,085,232,222)	(13,859,401,602)	(27,813,884,434)
2,796,849	(1,436,420)	55,904	(126,651)	(916,385)	(13,158,840)
(278,601,267)	503,267,681	44,311,695	352,075,190	(2,795,146,663)	328,562,468
(444,250,888)	496,363,698	347,780,173	377,260,179	(3,444,651,668)	5,127,039,513
4,547,765,549	4,051,401,851	2,732,078,119	2,354,817,940	22,959,483,817	17,832,444,304
$ 4,103,514,661	$ 4,547,765,549	$ 3,079,858,292	$ 2,732,078,119	$ 19,514,832,149	$ 22,959,483,817

109,800,000	151,800,000	66,300,000	76,400,000	162,500,000	405,600,000
(114,350,000)	(144,600,000)	(65,000,000)	(65,650,000)	(203,700,000)	(402,300,000)
(4,550,000)	7,200,000	1,300,000	10,750,000	(41,200,000)	3,300,000

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 143,111,788	$ 248,991,090
Net realized gain (loss)	30,658,440	228,345,194
Net change in unrealized appreciation/depreciation	792,112,470	(294,460,877)
Net increase (decrease) in net assets resulting from operations	965,882,698	182,875,407
Net equalization credits and charges	4,643,274	(6,110,912)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(142,558,452)	(251,480,540)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	17,072,675,959	21,923,521,078
Cost of shares redeemed	(16,176,769,688)	(21,988,070,391)
Net income equalization	(4,643,274)	6,110,912
Net increase (decrease) in net assets from beneficial interest transactions	891,262,997	(58,438,401)
Net increase (decrease) in net assets during the period	1,719,230,517	(133,154,446)
Net assets at beginning of period	7,642,259,815	7,775,414,261
NET ASSETS AT END OF PERIOD	$ 9,361,490,332	$ 7,642,259,815
SHARES OF BENEFICIAL INTEREST:
Shares sold	310,550,000	422,650,000
Shares redeemed	(294,750,000)	(424,150,000)
Net increase (decrease)	15,800,000	(1,500,000)
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	The Communication Services Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	For the Period 6/19/18* - 9/30/18
Net asset value, beginning of period	$ 48.98	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.09
Net realized and unrealized gain (loss) (b)	(2.24)	(1.17)
Total from investment operations	(2.02)	(1.08)
Net equalization credits and charges (a)	0.03	0.19
Distributions to shareholders from:
Net investment income	(0.22)	(0.05)
Return of Capital	—	(0.08)
Total distributions	(0.22)	(0.13)
Net asset value, end of period	$ 46.77	$ 48.98
Total return (c)	(4.03)%	(1.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,287,001	$2,035,011
Ratios to average net assets:
Total expenses	0.13%(d)	0.15%(d)
Net expenses	0.13%(d)	0.13%(d)
Net investment income (loss)	0.97%(d)	0.62%(d)
Portfolio turnover rate (e)	8%(f)	7%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Period less than one year is not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 117.19	$ 90.09	$ 80.03	$ 74.26	$ 66.69	$ 60.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.77	1.49	1.32	1.22	1.05	0.90
Net realized and unrealized gain (loss) (b)	(3.34)	26.81	10.07	5.79	7.55	6.10
Total from investment operations	(2.57)	28.30	11.39	7.01	8.60	7.00
Net equalization credits and charges (a)	(0.03)	0.09	0.02	(0.02)	0.05	0.01
Distributions to shareholders from:
Net investment income	(0.75)	(1.29)	(1.35)	(1.22)	(1.08)	(0.91)
Net asset value, end of period	$ 113.84	$ 117.19	$ 90.09	$ 80.03	$ 74.26	$ 66.69
Total return (c)	(2.16)%	31.63%	14.34%	9.48%	12.98%	11.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,687,503	$16,218,942	$11,518,585	$9,531,929	$10,117,642	$6,712,778
Ratios to average net assets:
Total expenses	0.13%(d)	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	1.45%(d)	1.43%	1.54%	1.56%	1.41%	1.37%
Portfolio turnover rate (e)	3%(f)	23%	6%	10%	6%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 53.92	$ 53.99	$ 53.21	$ 47.22	$ 45.10	$ 39.81
Income (loss) from investment operations:
Net investment income (loss) (a)	0.79	1.52	1.48	1.29	1.27	1.14
Net realized and unrealized gain (loss) (b)	2.12	(0.17)	0.72	5.99	2.14	5.19
Total from investment operations	2.91	1.35	2.20	7.28	3.41	6.33
Net equalization credits and charges (a)	0.04	0.08	0.04	0.00(c)	(0.03)	0.10
Distributions to shareholders from:
Net investment income	(0.76)	(1.50)	(1.46)	(1.29)	(1.26)	(1.14)
Net asset value, end of period	$ 56.11	$ 53.92	$ 53.99	$ 53.21	$ 47.22	$ 45.10
Total return (d)	5.58%	2.70%	4.21%	15.50%	7.45%	16.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,807,390	$9,256,716	$8,808,903	$8,893,158	$7,305,874	$7,623,200
Ratios to average net assets:
Total expenses	0.13%(e)	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	2.95%(e)	2.84%	2.73%	2.48%	2.62%	2.62%
Portfolio turnover rate (f)	5%(g)	12%	12%	4%	3%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 75.75	$ 68.46	$ 70.62	$ 61.24	$ 90.58	$ 82.89
Income (loss) from investment operations:
Net investment income (loss) (a)	1.03	1.95	2.16(b)	1.79	2.01	1.77
Net realized and unrealized gain (loss) (c)	(9.61)	7.32	(2.18)	9.39	(29.45)	7.63
Total from investment operations	(8.58)	9.27	(0.02)	11.18	(27.44)	9.40
Net equalization credits and charges (a)	(0.01)	(0.02)	0.00(d)	0.04	0.09	0.07
Distributions to shareholders from:
Net investment income	(1.04)	(1.96)	(2.14)	(1.84)	(1.99)	(1.78)
Net asset value, end of period	$ 66.12	$ 75.75	$ 68.46	$ 70.62	$ 61.24	$ 90.58
Total return (e)	(11.24)%	13.64%	(0.01)%	18.72%	(30.52)%	11.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,796,826	$18,435,159	$16,617,835	$14,920,251	$11,103,521	$9,838,985
Ratios to average net assets:
Total expenses	0.13%(f)	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	3.17%(f)	2.71%	3.12%	2.77%	2.63%	1.94%
Portfolio turnover rate (g)	6%(h)	8%	23%	6%	6%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.44 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been (0.63)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 27.58	$ 25.84	$ 19.31	$ 22.66	$ 23.17	$ 19.91
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.48	0.39	0.43	0.42	0.34
Net realized and unrealized gain (loss) (b)	(1.86)	1.73	6.50	1.27	(0.50)	3.28
Total from investment operations	(1.57)	2.21	6.89	1.70	(0.08)	3.62
Net equalization credits and charges (a)	(0.02)	0.01	0.03	(0.01)	0.01	0.01
Voluntary contribution from Adviser	—	—	—	—	0.00(c)(d)	—
Distributions to shareholders from:
Net investment income	(0.28)	(0.48)	(0.39)	(2.10)	(0.44)	(0.37)
Return of Capital	—	—	—	(2.94)	—	—
Total distributions	(0.28)	(0.48)	(0.39)	(5.04)	(0.44)	(0.37)
Net asset value, end of period	$ 25.71	$ 27.58	$ 25.84	$ 19.31	$ 22.66	$ 23.17
Total return (e)	(5.71)%	8.58%	36.01%(f)	7.36%	(0.39)%(g)	18.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,855,849	$31,053,806	$27,418,852	$11,973,337	$16,800,919	$18,605,018
Ratios to average net assets:
Total expenses	0.13%(h)	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	2.22%(h)	1.72%	1.65%	1.88%	1.72%	1.54%
Portfolio turnover rate (i)	2%(j)	3%	3%	6%	3%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Contribution paid by an Affiliate in the amount of $461,741.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Includes a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20,2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.
(g)	The contribution from an Affiliate had no impact on total return.
(h)	The ratios for periods less than one year are annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(j)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 95.11	$ 81.76	$ 72.09	$ 66.30	$ 63.90	$ 50.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	1.31	1.20	1.08	1.02	0.89
Net realized and unrealized gain (loss) (b)	(3.38)	13.34	9.64	5.82	2.35	13.29
Total from investment operations	(2.65)	14.65	10.84	6.90	3.37	14.18
Net equalization credits and charges (a)	0.01	0.01	0.02	(0.01)	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.72)	(1.31)	(1.19)	(1.10)	(0.99)	(0.89)
Net asset value, end of period	$ 91.75	$ 95.11	$ 81.76	$ 72.09	$ 66.30	$ 63.90
Total return (c)	(2.74)%	18.10%	15.21%	10.45%	5.22%	28.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,434,384	$19,632,378	$17,711,627	$12,447,213	$12,872,900	$11,161,902
Ratios to average net assets:
Total expenses	0.13%(d)	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	1.63%(d)	1.54%	1.60%	1.54%	1.43%	1.53%
Portfolio turnover rate (e)	1%(f)	5%	4%	8%	3%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 78.37	$ 70.99	$ 58.39	$ 49.91	$ 53.14	$ 46.39
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71	1.30	1.35	1.18	1.07	1.00
Net realized and unrealized gain (loss) (b)	(3.22)	7.49	12.58	8.53	(3.16)	6.71
Total from investment operations	(2.51)	8.79	13.93	9.71	(2.09)	7.71
Net equalization credits and charges (a)	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	0.03
Distributions to shareholders from:
Net investment income	(0.82)	(1.39)	(1.32)	(1.22)	(1.13)	(0.99)
Net asset value, end of period	$ 75.03	$ 78.37	$ 70.99	$ 58.39	$ 49.91	$ 53.14
Total return (c)	(3.11)%	12.43%	24.03%	19.62%	(4.09)%	16.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,251,601	$12,925,332	$11,055,679	$7,335,204	$6,257,309	$8,575,617
Ratios to average net assets:
Total expenses	0.13%(d)	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	1.98%(d)	1.74%	2.07%	2.15%	1.95%	1.93%
Portfolio turnover rate (e)	1%(f)	6%	5%	12%	6%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 57.92	$ 56.80	$ 47.75	$ 39.94	$ 49.58	$ 42.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.59	1.09	1.01	0.96	0.93	0.95
Net realized and unrealized gain (loss) (b)	(2.44)	1.09	9.06	7.79	(9.50)	7.57
Total from investment operations	(1.85)	2.18	10.07	8.75	(8.57)	8.52
Net equalization credits and charges (a)	(0.04)	0.02	0.03	0.02	(0.11)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.56)	(1.08)	(1.05)	(0.96)	(0.96)	(0.94)
Net asset value, end of period	$ 55.47	$ 57.92	$ 56.80	$ 47.75	$ 39.94	$ 49.58
Total return (d)	(3.20)%	3.84%	21.33%	22.11%	(17.75)%	20.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,103,515	$4,547,766	$4,051,402	$2,894,890	$1,942,121	$5,182,235
Ratios to average net assets:
Total expenses	0.13%(e)	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	2.19%(e)	1.84%	1.95%	2.12%	1.94%	2.02%
Portfolio turnover rate (f)	13%(g)	17%	10%	16%	9%	7%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	For the Period 10/8/15* - 9/30/16
Net asset value, beginning of period	$ 32.62	$ 32.26	$ 32.74	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.95	0.75	2.19
Net realized and unrealized gain (loss) (b)	3.60	0.58	0.11	1.40
Total from investment operations	4.16	1.53	0.86	3.59
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	(0.08)	0.24
Distributions to shareholders from:
Net investment income	(0.57)	(1.17)	(1.26)	(1.09)
Net asset value, end of period	$ 36.21	$ 32.62	$ 32.26	$ 32.74
Total return (d)	12.98%	4.87%	2.52%	12.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,079,858	$2,732,078	$2,354,818	$3,200,634
Ratios to average net assets:
Total expenses	0.13%(e)	0.13%	0.14%	0.16%(e)
Net expenses	0.13%(e)	0.13%	0.14%	0.07%(e)
Net investment income (loss)	3.40%(e)	2.94%	2.38%	6.82%(e)
Portfolio turnover rate (f)	2%(g)	7%	16%	5%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 75.30	$ 59.13	$ 47.78	$ 39.56	$ 39.89	$ 32.04
Income (loss) from investment operations:
Net investment income (loss) (a)	0.52	0.93	0.85	0.83	0.75	0.68
Net realized and unrealized gain (loss) (b)	(1.32)	16.17	11.35	8.22	(0.30)	7.86
Total from investment operations	(0.80)	17.10	12.20	9.05	0.45	8.54
Net equalization credits and charges (a)	0.00(c)	0.04	(0.00)(c)	0.01	(0.01)	(0.01)
Distributions to shareholders from:
Net investment income	(0.50)	(0.97)	(0.85)	(0.84)	(0.77)	(0.68)
Net asset value, end of period	$ 74.00	$ 75.30	$ 59.13	$ 47.78	$ 39.56	$ 39.89
Total return (d)	(0.99)%	29.14%	25.72%	23.13%	1.04%	26.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,514,832	$22,959,484	$17,832,444	$13,003,829	$11,382,284	$13,854,341
Ratios to average net assets:
Total expenses	0.13%(e)	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	1.53%(e)	1.37%	1.62%	1.91%	1.80%	1.85%
Portfolio turnover rate (f)	2%(g)	19%	4%	5%	5%	10%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 52.68	$ 53.05	$ 49.00	$ 43.29	$ 42.10	$ 37.36
Income (loss) from investment operations:
Net investment income (loss) (a)	0.94	1.76	1.69	1.62	1.57	1.49
Net realized and unrealized gain (loss) (b)	5.43	(0.28)	4.07	5.76	1.22	4.77
Total from investment operations	6.37	1.48	5.76	7.38	2.79	6.26
Net equalization credits and charges (a)	0.03	(0.04)	(0.01)	(0.03)	(0.04)	(0.03)
Distributions to shareholders from:
Net investment income	(0.89)	(1.81)	(1.70)	(1.64)	(1.56)	(1.49)
Net asset value, end of period	$ 58.19	$ 52.68	$ 53.05	$ 49.00	$ 43.29	$ 42.10
Total return (c)	12.26%	2.89%	11.88%	17.06%	6.51%	16.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,361,490	$7,642,260	$7,775,414	$7,411,727	$6,639,689	$5,468,273
Ratios to average net assets:
Total expenses	0.13%(d)	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	3.41%(d)	3.37%	3.32%	3.40%	3.52%	3.67%
Portfolio turnover rate (e)	4%(f)	5%	2%	8%	4%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2019, the Trust consists of eleven (11) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
The Communication Services Select Sector SPDR Fund
The Consumer Discretionary Select Sector SPDR Fund
The Consumer Staples Select Sector SPDR Fund
The Energy Select Sector SPDR Fund
The Financial Select Sector SPDR Fund
The Health Care Select Sector SPDR Fund
The Industrial Select Sector SPDR Fund
The Materials Select Sector SPDR Fund
The Real Estate Select Sector SPDR Fund
The Technology Select Sector SPDR Fund
The Utilities Select Sector SPDR Fund
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' respective Select Sector Index, which in turn could result in a difference between the Fund's performance and the performance of the Fund's respective Select Sector Index. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees.
Prior to January 31, 2019, the Adviser had contractually agreed to waive a portion of its advisory fee and reimburse certain expenses, until January 31, 2019, so that the annual Fund operating expenses of The Real Estate Select Sector SPDR Fund were limited to no more than 0.1345% of the Fund’s average daily net assets (exclusive of non-recurring account fees and expenses).
The Adviser has contractually agreed to waive a portion of its advisory fee and reimburse certain expenses, until January 31, 2022, so that the annual Fund operating expenses of The Communication Services Select Sector SPDR Fund are limited to no more than 0.1345% of the Fund’s average daily net assets (exclusive of non-recurring account fees and expenses). This contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. The Adviser may continue such waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so after January 31, 2022. The waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Board. The Adviser did not waive advisory fees or reimburse expenses for The Communication Services Select Sector SPDR Fund during the period ended March 31, 2019.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.
Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective January 1, 2018, the unitary fee structure was amended and is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) Over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) Over $75 billion- $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) Over $100 billion -$400 billion of net assets of the Trust, 0.004% of average net assets; and (v) Over $400 billion of net assets of the Trust, 0.0025% of average net assets.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019, are disclosed in the Schedules of Investments.
4.    Additional Expenses
Distributor
ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective January 31, 2018, the Board has limited each Fund’s 12b-1 fee to 0.035% of its average daily net assets through at least January 31, 2020. Prior to January 31, 2018, each applicable Fund's 12b-1 fee was limited to an annual rate of 0.040% of its average daily net assets.
License Fees
S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Fund's Select Sector Index. The Trust pays an annual sub-license fee to S&P equal to 0.06% of the average aggregate net assets of all series of the Trust, subject to certain breakpoints. The fees to S&P are generally paid quarterly. Each Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2019, were as follows:
	Purchases	Sales
The Communication Services Select Sector SPDR Fund	$293,734,481	$295,564,777
The Consumer Discretionary Select Sector SPDR Fund	356,246,128	372,983,567
The Consumer Staples Select Sector SPDR Fund	476,871,712	477,392,286
The Energy Select Sector SPDR Fund	816,264,525	824,650,464
The Financial Select Sector SPDR Fund	457,428,461	431,497,261
The Health Care Select Sector SPDR Fund	567,081,860	177,432,397
The Industrial Select Sector SPDR Fund	241,606,236	137,236,119
The Materials Select Sector SPDR Fund	529,313,867	526,413,941
The Real Estate Select Sector SPDR Fund	52,097,771	51,678,508
The Technology Select Sector SPDR Fund	402,485,156	410,708,809
The Utilities Select Sector SPDR Fund	295,363,531	296,884,941
For the period ended March 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Communication Services Select Sector SPDR Fund	$ 5,765,730,474	$ 2,410,266,797	$ 67,323,203
The Consumer Discretionary Select Sector SPDR Fund	6,605,882,385	9,448,481,660	1,330,968,228
The Consumer Staples Select Sector SPDR Fund	8,413,035,858	7,236,021,069	310,448,175
The Energy Select Sector SPDR Fund	8,084,438,415	10,330,131,549	75,859,085
The Financial Select Sector SPDR Fund	11,288,017,224	18,200,243,711	537,571,792
The Health Care Select Sector SPDR Fund	10,222,525,417	9,646,393,960	1,472,189,173
The Industrial Select Sector SPDR Fund	9,122,349,873	11,098,548,924	229,089,145
The Materials Select Sector SPDR Fund	4,319,147,248	4,599,824,118	48,882,420
The Real Estate Select Sector SPDR Fund	1,537,951,388	1,493,806,113	115,305,184
The Technology Select Sector SPDR Fund	6,134,964,180	8,931,432,432	2,042,077,031
The Utilities Select Sector SPDR Fund	10,108,874,412	9,218,438,556	401,276,600
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2018, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). Originally, the Tax Act did not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. On January 18, 2019, the Treasury Department and IRS issued proposed regulations that generally permit regulated investment companies, such as the Funds, to pass through “qualified REIT dividends” to its shareholders under Section 199A of the Internal Revenue Code.
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$ 5,428,089,286	$ 67,532,624	$ 212,051,515	$ (144,518,891)
The Consumer Discretionary Select Sector SPDR Fund	13,338,780,133	458,813,841	986,336,904	(527,523,063)
The Consumer Staples Select Sector SPDR Fund	11,387,913,711	337,284,967	834,236,381	(496,951,414)
The Energy Select Sector SPDR Fund	17,047,272,002	23,991,836	3,281,145,754	(3,257,153,918)
The Financial Select Sector SPDR Fund	24,211,589,334	259,770,487	2,574,656,578	(2,314,886,091)
The Health Care Select Sector SPDR Fund	20,229,437,863	1,035,431,038	1,837,963,629	(802,532,591)
The Industrial Select Sector SPDR Fund	11,544,810,439	199,148,740	1,453,291,278	(1,254,142,538)
The Materials Select Sector SPDR Fund	4,678,506,674	119,027,138	543,978,616	(424,951,478)
The Real Estate Select Sector SPDR Fund	3,036,645,588	205,918,438	162,886,218	43,032,220
The Technology Select Sector SPDR Fund	18,997,508,731	1,332,009,543	703,615,522	628,394,021
The Utilities Select Sector SPDR Fund	9,349,376,616	367,218,780	175,498,029	191,720,751
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
The Consumer Discretionary Select Sector SPDR Fund	$ 271,357,888	$ 128,515,835	$ 144,228,578	$ 272,744,413
The Consumer Staples Select Sector SPDR Fund	235,054,893	123,460,329	115,529,977	238,990,306
The Energy Select Sector SPDR Fund	68,396,943	6,682,636	63,260,451	69,943,087
The Financial Select Sector SPDR Fund	124,058,088	53,050,419	73,678,561	126,728,980
The Health Care Select Sector SPDR Fund	189,894,581	6,785,121	184,687,309	191,472,430
The Industrial Select Sector SPDR Fund	125,890,737	46,692,875	80,710,437	127,403,312
The Materials Select Sector SPDR Fund	194,568,764	155,051,599	43,823,496	198,875,095
The Technology Select Sector SPDR Fund	911,617,816	115,181,647	805,580,877	920,762,524
The Utilities Select Sector SPDR Fund	437,738,329	196,344,172	246,154,084	442,498,256
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2019:
		Remaining Contractual Maturity of the Agreements As of March 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Consumer Discretionary Select Sector SPDR Fund	Common Stocks	$128,515,835	$—	$—	$—	$128,515,835	$128,515,835
The Consumer Staples Select Sector SPDR Fund	Common Stocks	123,460,329	—	—	—	123,460,329	123,460,329
The Energy Select Sector SPDR Fund	Common Stocks	6,682,636	—	—	—	6,682,636	6,682,636
The Financial Select Sector SPDR Fund	Common Stocks	53,050,419	—	—	—	53,050,419	53,050,419
The Health Care Select Sector SPDR Fund	Common Stocks	6,785,121	—	—	—	6,785,121	6,785,121
The Industrial Select Sector SPDR Fund	Common Stocks	46,692,875	—	—	—	46,692,875	46,692,875
The Materials Select Sector SPDR Fund	Common Stocks	155,051,599	—	—	—	155,051,599	155,051,599
The Technology Select Sector SPDR Fund	Common Stocks	115,181,647	—	—	—	115,181,647	115,181,647
The Utilities Select Sector SPDR Fund	Common Stocks	196,344,172	—	—	—	196,344,172	196,344,172

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds' were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
March 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2018 to March 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
The Communication Services Select Sector SPDR Fund	0.13%	$ 959.70	$0.64	$1,024.30	$0.66
The Consumer Discretionary Select Sector SPDR Fund	0.13	978.40	0.64	1,024.30	0.66
The Consumer Staples Select Sector SPDR Fund	0.13	1,055.80	0.67	1,024.30	0.66
The Energy Select Sector SPDR Fund	0.13	887.60	0.61	1,024.30	0.66
The Financial Select Sector SPDR Fund	0.13	942.90	0.63	1,024.30	0.66
The Health Care Select Sector SPDR Fund	0.13	972.60	0.64	1,024.30	0.66
The Industrial Select Sector SPDR Fund	0.13	968.90	0.64	1,024.30	0.66
The Materials Select Sector SPDR Fund	0.13	968.00	0.64	1,024.30	0.66
The Real Estate Select Sector SPDR Fund	0.13	1,129.80	0.69	1,024.30	0.66
The Technology Select Sector SPDR Fund	0.13	990.10	0.65	1,024.30	0.66
The Utilities Select Sector SPDR Fund	0.13	1,122.60	0.69	1,024.30	0.66
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.sectorspdrs.com.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
March 31, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-Sector-ETF (1-866-732-8673) (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.sectorspdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-Sector-ETF (1-866-732-8673) and on the Funds’ website at www.sectorspdrs.com

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TRUSTEES
Cheryl Burgermeister, Chairperson
George R. Gaspari
Ashley T. Rabun
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion
INVESTMENT MANAGER AND ADMINISTRATOR
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
DISTRIBUTOR
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

Visit www.sectorspdrs.com or call 1-866-SECTOR-ETF (1-866-732-8673)
SSSPDRSAR

Item 2.	Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5.	Disclosure of Audit Committees for Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6.	Schedule of Investments.

(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal half-year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	May 31, 2019